Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000126193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$79	0.89%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection within financials and information technology detracted from performance relative to the Russell 2000® Growth Index. Stock selection in consumer staples, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were PriceSmart, Toro Company, National Research, Aspen Technology, and FTI Consulting. The biggest detractors from performance during the period were Endava, Morningstar, AAON, Goosehead Insurance, and Onestream. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
PriceSmart	Positive	PriceSmart operates membership warehouse clubs in Central America, the Caribbean, and Colombia. The company demonstrated the competitive advantage of its business, particularly on the pricing side, as club formats continued to gain market share. The company’s pricing advantage over local competitors resulted in improved traffic growth, membership growth, and premium tier upsell across regions.

Toro Company	Positive	Toro is a global leader in outdoor environment solutions. The company designs and manufactures products for turf maintenance, snow/ice management, underground construction, and irrigation. Toro benefited from an upward revision in the valuation of its business as the company exhibited sound profitability during an industry downturn.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company experienced headwinds due to a combination of cyclically depressed demand for discretionary outsourced information technology (IT) services, as well as a change in its business model to pursue larger upfront projects with less predictable revenue streams. As a result of the change in the business model, we sold the Series’ position.

Morningstar	Negative	Morningstar is a leading global provider of independent investment research, data, and technology. The company experienced deceleration in the growth of its license-based businesses. This coincided with increased market concern about the impact that artificial intelligence (AI) could have on the company’s businesses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class I) at NAV(1)	(22.44)%	(5.53)%	11.60%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 51,956,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 419,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$51,956
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$419
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]

Asset Allocation(1)

Financials	30%
Industrials	24
Information Technology	17
Consumer Discretionary	15
Health Care	7
Consumer Staples	2
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000005133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$101	1.14%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection within financials and information technology detracted from performance relative to the Russell 2000® Growth Index. Stock selection in consumer staples, as well as an underweight in energy, contributed to performance. The biggest contributors to performance for the 12-month period were PriceSmart, Toro Company, National Research, Aspen Technology, and FTI Consulting. The biggest detractors from performance during the period were Endava, Morningstar, AAON, Goosehead Insurance, and Onestream. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
PriceSmart	Positive	PriceSmart operates membership warehouse clubs in Central America, the Caribbean, and Colombia. The company demonstrated the competitive advantage of its business, particularly on the pricing side, as club formats continued to gain market share. The company’s pricing advantage over local competitors resulted in improved traffic growth, membership growth, and premium tier upsell across regions.

Toro Company	Positive	Toro is a global leader in outdoor environment solutions. The company designs and manufactures products for turf maintenance, snow/ice management, underground construction, and irrigation. Toro benefited from an upward revision in the valuation of its business as the company exhibited sound profitability during an industry downturn.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company experienced headwinds due to a combination of cyclically depressed demand for discretionary outsourced information technology (IT) services, as well as a change in its business model to pursue larger upfront projects with less predictable revenue streams. As a result of the change in the business model, we sold the Series’ position.

Morningstar	Negative	Morningstar is a leading global provider of independent investment research, data, and technology. The company experienced deceleration in the growth of its license-based businesses. This coincided with increased market concern about the impact that artificial intelligence (AI) could have on the company’s businesses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class A) at NAV(1)	(22.62)%	(5.76)%	11.33%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 51,956,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 419,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$51,956
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$419
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]

Asset Allocation(1)

Financials	30%
Industrials	24
Information Technology	17
Consumer Discretionary	15
Health Care	7
Consumer Staples	2
Short-Term Investment	5
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
[1]
C000005134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed to the Series’ return relative to the Bloomberg Aggregate Bond Index (the Index) for the 12-month period. The Series’ underweight to U.S. Treasuries was a key contributor to performance. An allocation to and issue selection within emerging markets sovereign debt contributed to performance. The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance during the period. In addition, the Series’ allocation to and positioning within asset-backed securities had a negative impact. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Series’ underweight to U.S. Treasuries relative to the Index had a positive impact, as most spread sectors outperformed during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	Allocation to and selection within emerging markets sovereign debt contributed to performance.
Residential mortgage-backed securities	Negative	The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance as agency mortgages outperformed during the period.
Asset-backed securities	Negative	Allocation to and selection within asset-backed securities had a negative impact on performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A) at NAV(1)	7.58%	2.52%	4.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 84,344,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 394,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$84,344
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$394
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]

Asset Allocation(1)

Affiliated Mutual Funds		48%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Utilities	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
(2)	Less than 0.05%.

C000126194 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed to the Series’ return relative to the Bloomberg Aggregate Bond Index (the Index) for the 12-month period. The Series’ underweight to U.S. Treasuries was a key contributor to performance. An allocation to and issue selection within emerging markets sovereign debt contributed to performance. The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance during the period. In addition, the Series’ allocation to and positioning within asset-backed securities had a negative impact. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Series’ underweight to U.S. Treasuries relative to the Index had a positive impact, as most spread sectors outperformed during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	Allocation to and selection within emerging markets sovereign debt contributed to performance.
Residential mortgage-backed securities	Negative	The Series’ allocation to residential mortgage-backed securities over agency mortgage-backed securities detracted from performance as agency mortgages outperformed during the period.
Asset-backed securities	Negative	Allocation to and selection within asset-backed securities had a negative impact on performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I) at NAV(1)	7.77%	2.74%	4.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 84,344,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 394,000
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$84,344
Total number of portfolio holdings	291
Total advisory fee paid (‘000s)	$394
Portfolio turnover rate as of the end of the reporting period	59%

Holdings [Text Block]

Asset Allocation(1)

Affiliated Mutual Funds		48%
Corporate Bonds and Notes		23
Financials	12
Energy	3
Utilities	2
All other Corporate Bonds and Notes	6
Foreign Government Securities		13
Mortgage-Backed Securities		11
U.S. Government Securities		5
Leveraged Loans		— (2)
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
(2)	Less than 0.05%.

C000005142 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$108	1.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in financials, as well as stock selection and an underweight in health care, detracted from performance relative to the Russell 2000® Value Index. Underweight positions in energy and real estate contributed to performance. The biggest contributors to performance for the 12-month period were Construction Partners, RBC Bearings, Armstrong World Industries, JBT Marel, and UniFirst. The biggest detractors from performance during the period were Watsco, Azenta, Choice Hotels International, Prestige Consumer Healthcare, and Albany International. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners engages in construction of roadways and highways. The company reported robust revenue growth and solid profitability, driven by strength in road infrastructure spending that was augmented by the company’s significant acquisition activity.

RBC Bearings	Positive	RBC Bearings is a global manufacturer of highly engineered precision bearings, components, and systems for the industrial, aerospace, and defense markets. The company benefited from robust growth across its aerospace business.

Watsco	Negative	Watsco is the largest distributor of air conditioning, heating, and refrigeration equipment and related parts and supplies (HVAC/R) in the HVAC/R distribution industry. The company’s stock underperformed due to slowing growth stemming from headwinds in the residential HVAC market related to the regulatory transition to new refrigerants, in addition to macroeconomic pressures.

Azenta	Negative	Azenta provides automation and cryogenic solutions for multiple markets. While we believed Azenta’s core business was solid, the company executed a problematic acquisition strategy. We had concerns about the ability of the new management team to successfully turn around the business, and the Series sold its position as a result.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Series (Class A) at NAV(1)	(4.50)%	2.57%	8.90%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 51,444,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 344,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$51,444
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$344
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]

Asset Allocation(1)

Industrials	44%
Financials	27
Consumer Discretionary	13
Consumer Staples	5
Health Care	4
Materials	3
Real Estate	3
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000005146 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, stronger cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, negative property sector allocation contributed to underperformance relative to the FTSE NAREIT Equity REITs Index (the Index), the Series’ style-specific benchmark. The Series’ stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office sector. Stock selection within specialty and an overweight to data centers detracted the most from performance. The largest contributors to performance for the 12-month period were Ventas, Sabra Health Care, First Industrial, Healthpeak, and Public Storage. The largest detractors from performance during the period were American Homes 4 Rent, AvalonBay Communities, Realty Income, CubeSmart, and Rexford Industrial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’ shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Sabra Health Care	Positive	Sabra Health Care’s shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong same-store net operating income growth, and earnings that consistently met or exceeded expectations. The company’s senior housing operating properties segment benefited from demographic tailwinds.

American Homes 4 Rent	Negative	Shares of American Homes 4 Rent meaningfully underperformed the Index. The company’s single family home portfolio suffered from lower occupancy, which limited the company’s pricing power and led to slowing rent growth.

AvalonBay Communities	Negative	AvalonBay Communities, an apartment real estate investment trust (REIT), detracted from performance. The company’s apartment portfolio suffered from an earlier-than-anticipated slowdown in rent growth due to a lower peak during the spring leasing season. Operating expenses also faced upward pressure during the year, causing an increase in the REIT’s expected growth in same-store expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class A) at NAV(1)	0.72%	6.06%	5.95%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 102,112,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 669,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$102,112
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$669
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]

Asset Allocation(1)

Health Care REITS	20%
Industrial/Office REITS	18
Residential REITS	16
Retail REITS	16
Data Centers REITS	12
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000126195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, stronger cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, negative property sector allocation contributed to underperformance relative to the FTSE NAREIT Equity REITs Index (the Index), the Series’ style-specific benchmark. The Series’ stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office sector. Stock selection within specialty and an overweight to data centers detracted the most from performance. The largest contributors to performance for the 12-month period were Ventas, Sabra Health Care, First Industrial, Healthpeak, and Public Storage. The largest detractors from performance during the period were American Homes 4 Rent, AvalonBay Communities, Realty Income, CubeSmart, and Rexford Industrial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’ shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Sabra Health Care	Positive	Sabra Health Care’s shares significantly outperformed the Index and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong same-store net operating income growth, and earnings that consistently met or exceeded expectations. The company’s senior housing operating properties segment benefited from demographic tailwinds.

American Homes 4 Rent	Negative	Shares of American Homes 4 Rent meaningfully underperformed the Index. The company’s single family home portfolio suffered from lower occupancy, which limited the company’s pricing power and led to slowing rent growth.

AvalonBay Communities	Negative	AvalonBay Communities, an apartment real estate investment trust (REIT), detracted from performance. The company’s apartment portfolio suffered from an earlier-than-anticipated slowdown in rent growth due to a lower peak during the spring leasing season. Operating expenses also faced upward pressure during the year, causing an increase in the REIT’s expected growth in same-store expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class I) at NAV(1)	1.00%	6.34%	6.21%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 102,112,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 669,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$102,112
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$669
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]

Asset Allocation(1)

Health Care REITS	20%
Industrial/Office REITS	18
Residential REITS	16
Retail REITS	16
Data Centers REITS	12
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000005147 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in communication services, as well as stock selection and an underweight in information technology, detracted from performance relative to the Russell 1000® Growth Index. Underweight positions in consumer staples and energy contributed to performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Alphabet, Shopify, and Snowflake. The biggest detractors from performance during the period were The Trade Desk, ServiceNow, Gartner, Zoetis, and Fair Isaac. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol is a global leader in designing and manufacturing high-technology interconnect, sensor, and antenna solutions. The company posted gains during the period that were driven by broad-based strength. Amphenol had especially strong results in its datacom segment, where demand from hyperscalers to deploy artificial intelligence (AI) has rapidly expanded the company’s potential market.

NVIDIA	Positive	NVIDIA continued to outperform as the lynchpin of AI proliferation through its market-leading accelerated computing portfolio. The company continued to demonstrate a rapid pace of innovation at the hardware, software, and networking levels, driving differentiation that appeared to be difficult for competitors to overcome.

The Trade Desk	Negative	The Trade Desk is a leading independent technology company that provides a self-service, cloud-based platform for advertisers to buy and manage digital ad campaigns across various channels. The company faced challenges on several fronts during the reporting period. Competitive ad platforms improved due to the use of AI, certain large e-commerce players tried to take market share by cutting pricing, and the company’s increasingly direct relationship with advertisers posed a risk to its relationship with agency customers.

ServiceNow	Negative	ServiceNow, a cloud-based platform for creating and managing automated digital workflows across enterprises, underperformed during the period as enterprise software spending softened and deal cycles lengthened. There was growing concern that the company’s efforts in AI might not be enough to remain differentiated and offset the risks in its licensing model.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Series (Class A) at NAV(1)	6.96%	5.43%	13.10%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 237,581,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,543,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$237,581
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$1,543
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	33%
Consumer Discretionary	19
Communication Services	14
Financials	12
Health Care	11
Industrials	8
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000005148 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in industrials, as well as stock selection and an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Zurich Insurance Group, Amphenol, and Fortis. The biggest detractors from performance during the period were Watsco, Kimberly-Clark, Merck, Paychex, and Eastman Chemical Company. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom, a global technology leader that designs and supplies essential semiconductor and infrastructure software, outperformed due to the general bullishness around artificial intelligence (AI) stocks. The company sought to be positioned for AI application-specific integrated circuit (ASIC) demand by partnering with large hyperscalers to develop their in-house AI chips. Over the reporting period, Broadcom increased customer commitments and brought on large customers, such as OpenAI.

BAE Systems	Positive	BAE Systems, a global defense, aerospace, and security company, benefited from an increase in global defense spending. The combination of a growing multi-decade order backlog and BAE’s consistent execution further reinforced investor confidence in the long-term positioning of the business.

Watsco	Negative	Watsco is the largest distributor of air conditioning, heating, and refrigeration equipment and related parts and supplies (HVAC/R) in the HVAC/R distribution industry. The company’s stock underperformed due to slowing growth stemming from headwinds in the residential HVAC market related to the regulatory transition to new refrigerants, in addition to macroeconomic pressures.

Kimberly-Clark	Negative	Kimberly-Clark is an American multinational consumer goods and personal care corporation. While the business showed meaningful improvement, with management driving stronger innovation and higher volume growth, the announced acquisition of Kenvue—an underperforming business facing execution issues and significant regulatory risk tied to Tylenol—meaningfully shifted our view. Given the questionable capital allocation and the distraction this deal would create, the Series sold its position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025, the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Series’ investment strategy.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Series (Class A) at NAV(1)	13.92%	7.76%	9.68%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
MSCI USA High Dividend Yield Index (net)	10.98%	8.43%	9.21%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 75,012,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 394,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$75,012
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$394
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]

Asset Allocation(1)

Financials	21%
Information Technology	19
Industrials	13
Health Care	11
Consumer Staples	9
Utilities	8
Consumer Discretionary	5
Other (includes securities lending collateral)	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000005150 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors impacted Series performance over the reporting period?
In the Series’ U.S. equity portfolio, stock selection and underweights in communication services and information technology detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Underweight positions in consumer staples and energy contributed to performance. In the Series’ international equity portfolio, stock selection and overweights in communication services and information technology detracted from performance relative to the MSCI ACWI ex USA SMID Index (net). Stock selection and an underweight in consumer discretionary, as well as stock selection in health care, contributed to performance. In the Series’ fixed income portfolio, sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance for the period. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol is a global leader in designing and manufacturing high-technology interconnect, sensor, and antenna solutions. The company posted gains during the period that were driven by broad-based strength. Amphenol had especially strong results in its datacom segment, where demand from hyperscalers to deploy artificial intelligence (AI) has rapidly expanded the company’s potential market.

The Trade Desk is a leading independent technology company that provides a self-service, cloud-based platform for advertisers to buy and manage digital ad campaigns across various channels. The company faced challenges on several fronts during the reporting period. Competitive ad platforms improved due to the use of AI, certain large e-commerce players tried to take market share by cutting pricing, and the company’s increasingly direct relationship with advertisers posed a risk to its relationship with agency customers.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company paid a significant special dividend in 2025, its first since 2019, which renewed investor confidence in Haw Par’s ability to generate and return cash. Additionally, we believe the Monetary Authority of Singapore’s move to rejuvenate the stock market through the Equity Market Development Programme benefited the share price.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a weak demand phase following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The portfolio’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

More of the portfolio’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes, style-specific indexes and composite index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Tactical Allocation Series (Class A) at NAV(1)	6.79%	2.09%	7.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
MSCI All Country World Index (net)	22.34%	11.19%	11.72%
MSCI All Country World ex USA Small Mid Cap Index (net)	30.74%	6.80%	7.87%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
Virtus Tactical Allocation Series Linked Benchmark	15.98%	7.88%	10.42%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 64,588,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 313,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$64,588
Total number of portfolio holdings	360
Total advisory fee paid (‘000s)	$313
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]

Asset Allocation(1)

Common Stocks		63%
Information Technology	15
Industrials	12
Financials	10
All Other Common Stocks	26
Corporate Bonds and Notes		11
Financials	5
All other Corporate Bonds and Notes	6
Affiliated Mutual Funds		13
Mortgage-Backed Securities		6
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.95% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.95% went into effect for Class A shares.
C000005730 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex USA Index (net) (the Index) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Series’ overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Series was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Series performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Series performance were Icon, Novo Nordisk, Atlassian, Recruit, and Dassault. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Series during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Series during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class A) at NAV(1)	9.26%	1.42%	4.10%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 97,871,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 698,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$97,871
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$698
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	19%
Health Care	17
Financials	16
Consumer Discretionary	14
Industrials	13
Consumer Staples	11
Communication Services	4
Other (includes securities lending collateral)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.10% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.10% went into effect for Class A shares.
C000126196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex USA Index (net) (the Index) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Series’ overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Series was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Series performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Series performance were Icon, Novo Nordisk, Atlassian, Recruit, and Dassault. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Series during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Series during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class I) at NAV(1)	9.52%	1.68%	4.37%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 97,871,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 698,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

KEY SERIES STATISTICS (as of December 31, 2025)

Series net assets (‘000s)	$97,871
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$698
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]

Asset Allocation(1)

Information Technology	19%
Health Care	17
Financials	16
Consumer Discretionary	14
Industrials	13
Consumer Staples	11
Communication Services	4
Other (includes securities lending collateral)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.85% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.85% went into effect for Class I shares.

[1]	Percentage of total investments as of December 31, 2025.